January 20, 2004


U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  VANGUARD U.S. STOCK INDEX FUNDS (THE "TRUST")
     FILE NO.  2-56846
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Commissioners:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.


Sincerely,

THE VANGUARD GROUP, INC.


Sincerely,


Sarah A. Buescher
Associate Counsel


cc: Christian Sandoe, Esquire
    U.S. Securities & Exchange Commission